Intangible Assets - Schedule of Intangible Assets Finite Lives Attributable to Future Periods (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets Finite Lives Attributable to Future Periods [Abstract]
2025	$ 12,370
2026	12,370
2027	12,370
2028	12,370
2029	12,370
Thereafter	179,365
Total	$ 241,215